Note 7 - Valuation Allowance of Deferred Tax Assets (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at Beginning of Period	$ 5,433	$ 5,087	$ 4,708
Charged to Costs and Expenses	557	$ 346	$ 379
Balance assumed in acquisition	$ 215
Deductions/ Write-offs of Accounts
Balance at End of Period	$ 6,205	$ 5,433	$ 5,087